STOCK-BASED COMPENSATION (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
STOCK-BASED COMPENSATION [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
Carrier LTIP activity for the nine months ended September 30, 2020 was as follows:

	Stock Options and Stock Appreciation Rights		Performance Share Units		Restricted Share Units
(shares and units in thousands)	Shares	Average Price [1]	Units	Average Price [2]	Units	Average Price [2]
Outstanding as of April 3, 2020 [3]	36,015	$19.90	68	$21.23	5,622	$21.37
Granted	3,753	$16.62	728	$18.23	443	$18.98
Exercised	(984)	$15.52	—	$—	(116)	$20.42
Forfeited/Cancelled	(509)	$22.73	(22)	$19.25	(108)	$22.25
Outstanding as of September 30, 2020	38,275	$19.66	774	$18.48	5,841	$21.27

[1] Weighted-average exercise price
[2] Weighted-average grant date fair value
[3] Effective date of conversion upon the Separation

The following table summarizes outstanding Carrier LTIP awards that are vested and expected to vest (adjusted for expected forfeitures) and that are exercisable at September 30, 2020:

	Equity Awards Vested and Expected to Vest				Equity Awards That Are Exercisable
(shares and units in thousands; aggregate intrinsic value in dollars in thousands)	Awards	Average Price [1]	Aggregate Intrinsic Value	Remaining Life [2]	Awards	Average Price [1]	Aggregate Intrinsic Value	Remaining Life [2]
Stock Options/ Stock Appreciation Rights	36,868	$19.61	$403,105	6.7	16,173	$16.97	$219,447	4.2
Performance Share Units/ Restricted Stock Units	6,291	$20.96	$192,116	1.8

[1] Weighted-average exercise price per share
[2] Weighted-average remaining contractual term in years for stock options and stock appreciation rights; weighted-average remaining vesting period in years for performance share units and restricted stock units

A summary of the transactions under all long-term incentive plans that UTC granted to Carrier employees for the year ended December 31, 2019 follows:

	Stock Options		Stock Appreciation Rights		Performance Share Units		Other Incentive
(shares and units in thousands)	Shares	Average Price*	Shares	Average Price*	Units	Average Price*	Shares/ Units
Outstanding at
December 31, 2018	71	$85.86	5,635	$100.16	289	$110.59	499
Granted	2	133.19	1,673	124.37	142	121.79	219
Ancillary**	—	—	—	—	18	95.53	—
Exercised/earned	(35)	87.18	(1,658)	89.30	(155)	95.54	(211)
Cancelled	(1)	110.83	(157)	120.41	(25)	112.39	(35)
Net Transfers(1)	(1)	95.23	665	105.29	93	108.91	121
December 31, 2019	36	$91.06	6,158	$109.71	362	$120.16	593

*	Weighted-average grant/exercise price

**	Ancillary shares granted based on actual performance achieved on the 2016 award

Note (1)	Represents net activity related to employee movement between UTC business units and other miscellaneous adjustments.

The following table summarizes information about equity awards outstanding for Carrier employees that are vested and expected to vest and equity awards outstanding that are exercisable at December 31, 2019:

	Equity Awards Vested and Expected to Vest						Equity Awards That Are Exercisable
(shares in thousands; aggregate intrinsic value in millions)	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**
Stock Options/Stock Appreciation rights	6,083	$109.31	$246	6.1 years	3,333	$98.4	$171	4.3 years
Performance Share Units/ Restricted Stock	1,006	$—	$151	1.7 years

*	Weighted-average exercise price per share

**	Weighted-average contractual remaining term in years

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of stock appreciation rights is estimated on the date of grant using a binomial model. The following assumptions were used in the binomial model for the nine months ended September 30, 2020:

For the Nine Months Ended September 30, 2020
Volatility	35.6%
Expected life (in years)	7.0
Expected dividend yield	2.0%
Range of risk-free rate	0.1% - 1.0%

The fair value of each option award is estimated on the date of grant using a binomial lattice model. The following table indicates the assumptions used in estimating fair value for the years ended December 31, 2019 and 2018. These assumptions represent those utilized by UTC and are not necessarily indicative of assumptions that would be used by Carrier as a stand-alone company. Lattice-based option models incorporate ranges of assumptions for inputs; those ranges are as follows:

	2019	2018	2017
Expected volatility	18.8% - 19.7%	17.5% - 21.1%	19%
Weighted-average volatility	20%	18%	19%
Expected term (in years)	6.5 - 6.6	6.5-6.6	6.5
Expected dividend yield	2.4%	2.2%	2.4%
Risk-free rate	2.3% - 2.7%	1.3% - 2.7%	0.5% - 2.5%